Stock-Based Compensation (Summary of Stock Option Transactions under Option Plans) (Details) (USD $)	3 Months Ended	12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Shares
Options outstanding	2,791,556	2,778,508	2,597,285
Options granted	675,540	315,064	623,645
Options exercised		(23,832)	(298,282)
Options forfeited	(88,278)	(278,184)	(144,140)
Options outstanding	3,378,818	2,791,556	2,778,508
Weighted Average Exercise Price
Options outstanding	$ 7.49	$ 7.92	$ 6.06
Options granted	$ 1.31	$ 3.63	$ 12.77
Options exercised		$ 2.36	$ 2.11
Options forfeited	$ 10.25	$ 7.87	$ 7.34
Options outstanding	$ 6.18	$ 7.49	$ 7.92